SEGMENT INFORMATION (Schedule of Revenues and Long-Lived Assets Within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 36,374	$ 35,753	$ 32,792
Long-lived assets	13,163	12,684
North America [Member]
Revenues	17,959	16,262	14,835
Europe [Member]
Revenues	12,830	12,763	11,393
Long-lived assets	1,265	1,081
APAC [Member]
Revenues	4,942	5,410	3,863
South And Latin America [Member]
Revenues	467	975	2,197
Others [Member]
Revenues	176	343	$ 504
CANADA
Long-lived assets	10,123	9,812
UNITED STATES
Long-lived assets	$ 1,775	$ 1,791